Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets, as of September 30, 2021 and December 31, 2020, consist of the following:

	September 30, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$370,030	$(84,159)	$285,871
Developed technologies	51,100	(15,648)	35,452
Tradenames	35,500	(4,510)	30,990
Database	42,656	(28,246)	14,410

Total finite-lived intangible assets	499,286	(132,563)	366,723
Goodwill	1,261,444	—	1,261,444

Total goodwill and Intangible assets	$1,760,730	$(132,563)	$1,628,167

	December 31, 2020
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$370,030	$(58,097)	$311,933
Developed technologies	51,100	(10,218)	40,882
Tradenames	35,500	(2,952)	32,548
Database	42,656	(17,782)	24,874

Total finite-lived intangible assets	499,286	(89,049)	410,237
Goodwill	1,261,444	—	1,261,444

Total goodwill and Intangible assets	$1,760,730	$(89,049)	$1,671,681

Amortization expense associated with finite-lived intangible assets was $43.5 million for both the nine months ended September 30, 2021 and 2020, of which $15.9 million and $14.3 million was included in cost of revenue for the respective periods.
There were no changes to the carrying amount of goodwill in the nine months ended September 30, 2021.
The Company determined it had one reporting unit. There was no impairment of goodwill in the nine months ended September 30, 2021 or 2020.

7.	Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets, as of December 31, 2020 and 2019, consist of the following (in thousands):

	December 31, 2020 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$370,030	$(58,097)	$311,933
Developed technologies	51,100	(10,218)	40,882
Tradenames	35,500	(2,952)	32,548
Data	42,656	(17,782)	24,874

Total finite-lived intangible assets	499,286	(89,049)	410,237
Goodwill	1,261,444	—	1,261,444

Total goodwill and Intangible assets	$1,760,730	$(89,049)	$1,671,681

	December 31, 2019 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$358,130	$(21,075)	$337,055
Developed technologies	48,500	(3,206)	45,294
Tradenames	34,100	(928)	33,172
Data	36,268	(5,408)	30,860

Total finite-lived intangible assets	476,998	(30,617)	446,381
Goodwill	1,233,173	—	1,233,173

Total goodwill and Intangible assets	$1,710,171	$(30,617)	$1,679,554

Amortization expense associated with finite-lived intangible assets was $58.4 million for the year ended December 31, 2020 (Successor), of which $19.4 million was included in cost of revenue for the said period. Amortization expense associated with finite-lived intangible assets was $30.6 million and $2.0 million for the periods from July 16, 2019 through December 31, 2019 (Successor), and January 1, 2019 through July 15, 2019 (Predecessor), respectively.
Estimated total intangible amortization expense during the next five years and thereafter is as follows (in thousands):

2021	$58,143
2022	53,653
2023	45,709
2024	42,485
2025	38,296
Thereafter	171,951

Total	$410,237

The changes in the carrying amount of goodwill for the year ended December 31, 2020 (Successor) and the periods from July 16, 2019 to December 31, 2019 (Successor) and January 1, 2019 through July 15, 2019 (Predecessor) were as follows (in thousands):

Balance at January 1, 2019 (Predecessor)	$63,623
HIMSS acquisition (Note 3)	19,145

Balance at July 15, 2019 (Predecessor)	82,768
Definitive Holdco Acquisition (Note 3)	$1,144,494

Balance at July 16, 2019 (Successor)	$1,227,262
HSE acquisition (Note 3)	5,911

Balance at December 31, 2019 (Successor)	1,233,173
Monocl acquisition (Note 3)	28,271

Balance at December 31, 2020 (Successor)	$1,261,444

The Company determined it had one reporting unit. The Company performed its annual impairment assessment in the fourth quarter of 2020 and 2019 and determined there was no impairment in 2020 or 2019.